NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES - Tau Agreement - ELOC (Details)		3 Months Ended
	Jul. 31, 2024 USD ($) D shares	Sep. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2024 $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares
COMMITMENTS AND CONTINGENCIES
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock that may be issuable | shares		10,000,000
Stock subscription receivable		$ (154,619)
Proceeds from Tau agreement		$ 148,383
ELOC Agreement
COMMITMENTS AND CONTINGENCIES
Maximum Aggregate Purchase Price	$ 10,000,000
Agreement Term	24 months
Number of shares of individual advances requested | shares	100,000
Advances requested, percentage of average daily volume of common stock traded	50.00%
Threshold trading days | D	30
Shares price payable as percentage of VWAP of the Common Stock	97.00%	97.00%
Threshold consecutive trading days | D	3
Common Stock that may be issuable | shares		2,310,000
Stock issued during period shares (in Shares) | shares		1,445,527
Pricing period of consecutive trading days		3 days
Reduction in advance amount, percentage		33.00%
Commitment fee, percentage		1.25%
Amount of advance notices		$ 441,524
Initial fair value of commitment amount		391,017
Commitment fees payable		50,506
Commitment fee, receivable		441,524
Commitment amount for advances		169,084
Fair value of commitment amount		575,136
Fair value of commitment fee		74,289
Initial fair value commitment fee		966,153
Initial fair value, commitment amount		124,796
shares sold under the share purchase agreement		303,001
Shares purchased during the period under the agreement		272,440
Shares purchased under the share purchase agreement		30,562
Stock subscription receivable		(154,619)
Proceeds from Tau agreement		$ 148,382
Shares not settled during period | shares		864,473
Change in fair value of commitment amount		$ 229,407
Change in fair value of commitment fee		$ 44,848